Share-based payments - Virtual share option program 2016 (Cash settled) (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) Options € / shares	Dec. 31, 2018 EUR (€)	Jul. 01, 2016 shares
WAEP
Payables due to holders of vested options | €	€ 2,769
Virtual share option program 2016 (Cash settled)
Share-based payments
Number of authorized shares under the plan | shares			1,000,000
Percentage of original shares represented by authorized share under the plan			5.00%
Number of original shares for authorization of share options | shares			205,000
Number
Outstanding at January 1 | Options	802,283
Exercised during the year | Options	(802,283)
WAEP
Outstanding at January 1 | € / shares	€ 3.22
Exercised during the year | € / shares	€ 3.45
Payables due to holders of vested options | €	€ 2,768	€ 2,170